UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04581

CORNERCAP GROUP OF FUNDS
(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia		30309
(Address of principal executive offices)		(Zip code)

ALPS Fund Services, Inc. 1290 Broadway, Suite 1100, Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(404) 870-0700

Date of fiscal year end:	March 31

Date of reporting period:	October 1 – December 31, 2008

Item 1.  Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)

CORNERCAP BALANCED FUND	December 31, 2008

	Shares	Value
COMMON STOCKS (61.5%)

Aerospace & Defense (1.0%)
Goodrich Corp.	3,130	$115,873

Agriculture (1.7%)
Bunge Ltd.	3,900	201,903

Apparel (2.8%)
Coach, Inc.(a)	7,400	153,698
VF Corp.	3,300	180,741
		334,439
Auto Manufacturers (1.1%)
Nissan Motor Co., Ltd. (ADR)	17,610	128,201

Auto Parts & Equipment (1.3%)
Johnson Controls, Inc.	8,850	160,716

Banks (1.3%)
US Bancorp	6,350	158,814

Biotechnology (1.9%)
Amgen, Inc.(a)	4,000	231,000

Chemicals (2.7%)
FMC Corp.	3,500	156,555
PPG Industries, Inc.	3,900	165,477
		322,032
Commercial Services & Supplies (3.5%)
Convergys Corp.(a)	24,990	160,186
Manpower, Inc.	3,350	113,867
R.R. Donnelley & Sons Co.	10,540	143,133
		417,186
Computers (1.8%)
Seagate Technology	23,240	102,953
Western Digital Corp.(a)	10,200	116,790
		219,743
Diversified Machinery (2.6%)
Eaton Corp.	3,100	154,101
Terex Corp.(a)	9,210	159,516
		313,617
Electronic Equipment & Instruments (2.7%)
Arrow Electronics, Inc.(a)	9,310	175,400
Diebold, Inc.	5,100	143,259
		318,659
Electronics (2.6%)
Avnet, Inc.(a)	8,740	159,156
Flextronics International Ltd.(a)	61,020	156,211
		315,367
Forest Products & Paper (1.3%)
International Paper Co.	12,780	150,804

Health Care Providers & Services (4.7%)
Cigna Corp.	13,660	230,171
Lincare Holdings, Inc.(a)	6,300	169,659
UnitedHealth Group, Inc.	5,940	158,004
		557,834
Insurance (6.8%)
Everest Re Group Ltd.	2,550	194,157
Lincoln National Corp.	8,680	163,531
PartnerRe Ltd.	3,500	249,445
The Travelers Cos., Inc.	4,550	205,660
		812,793
Investment Companies (0.3%)
American Capital Ltd.	9,480	30,715

Iron & Steel (1.4%)
Gerdau Ameristeel Corp.	27,580	167,135

Media (0.5%)
Gannett Co., Inc.	6,900	55,200

Mining (1.3%)
Joy Global, Inc.	7,100	162,519

Oil & Gas (5.2%)
ConocoPhillips	2,150	111,370
ENSCO International, Inc.	5,810	164,946
Marathon Oil Corp.	6,530	178,661
National Oilwell Varco, Inc.(a)	6,700	163,748
		618,725
Pharmaceuticals (2.9%)
Pfizer, Inc.	9,050	160,276
Wyeth	5,000	187,550
		347,826
Retail (3.6%)
Darden Restaurants, Inc.	8,300	233,893
Office Depot, Inc.(a)	67,690	201,716
		435,609
Telecommunications (4.1%)
AT&T, Inc.	7,000	199,500
Telefonos de Mexico, S.A. de C.V. (ADR)	6,600	138,204
Windstream Corp.	16,850	155,020
		492,724
Toys, Games, & Hobbies (1.4%)
Mattel, Inc.	10,400	166,400

Transportation (1.0%)
Norfolk Southern Corp.	2,490	117,155

Total Common Stocks (Cost $10,441,093)		7,352,989

	Principal
	Amount	Value
CORPORATE BONDS (23.3%)

Auto Manufacturers (0.8%)
General Motors Corp.,
7.200%, 01/15/2011	$420,000	92,400

Banks (3.7%)
Citigroup, Inc.,
7.250%, 10/01/2010	165,000	163,748
5.000%, 09/15/2014	150,000	131,937
GCB Wells Fargo,
3.125%, 04/01/2009	150,000	150,250
		445,935
Chemicals (0.8%)
E.I. du Pont de Nemours & Co.,
4.125%, 04/30/2010	100,000	100,806

Diversified Financial Services (3.1%)
Allstate Life Global Funding Trusts,
4.250%, 02/26/2010	100,000	98,759
Lehman Brothers Holdings, Inc.,
6.625%, 01/18/2012	150,000	14,250
Toyota Motor Credit Corp.,
5.450%, 05/18/2011	150,000	152,307
Wells Fargo Financial,
5.500%, 08/01/2012	100,000	99,952
		365,268
Diversified Investments (1.2%)
General Electric Capital Notes,
5.450%, 01/15/2013	140,000	141,003

Health Care Products (1.3%)
Johnson & Johnson,
3.800%, 05/15/2013	150,000	155,486

Investment Companies (4.9%)
Berkshire Hathaway, Inc.,
4.625%, 10/15/2013	100,000	99,228
Credit Suisse USA,
5.375%, 03/02/2016	250,000	230,223
Goldman Sachs Group, Inc.,
5.125%, 01/15/2015	170,000	155,969
Morgan Stanley,
5.050%, 01/21/2011	100,000	96,049
		581,469
Pharmaceuticals (1.4%)
Eli Lilly & Co.,
6.000%, 03/15/2012	160,000	170,349

Retail (3.9%)
Home Depot, Inc.,
4.625%, 08/15/2010	100,000	99,024
Quicksilver, Inc.,
4.950%, 08/15/2014	200,000	210,852
Wal-Mart Stores, Inc.,
6.875%, 08/10/2009	150,000	154,494
		464,370
Telecommunications (2.2%)
BellSouth Corp.,
6.000%, 10/15/2011	150,000	153,061
Verizon VA, Inc.,
4.625%, 03/15/2013	125,000	111,862
		264,923

Total Corporate Bonds (Amortized Cost $3,019,413)		2,782,009

U.S. GOVERNMENT & AGENCY OBLIGATIONS (13.2%)

Federal Farm Credit Bank (FFCB) (1.4%)
FFCB, 4.875%, 09/24/2014	150,000	168,281

Federal Home Loan Bank (FHLB) (1.3%)
FHLB, 5.250%, 06/12/2009	150,000	153,246

Federal Home Loan Mortgage Corp (FHLMC) (1.4%)
FHLMC, 4.500%, 01/15/2015	150,000	165,914

Federal National Mortgage Association (FNMA) (1.4%)
FNMA, 7.125%, 06/15/2010	150,000	162,684

U.S. Treasury (7.7%)
U.S. Treasury Inflation Indexed Bond,
1.875%, 07/15/2015	167,070	157,816
U.S. Treasury Notes,
5.000%, 02/15/2011	100,000	109,320
4.875%, 02/15/2012	280,000	313,315
4.250%, 08/15/2013	150,000	170,543
4.000%, 02/15/2014	155,000	175,683
		926,677

Total U.S. Government & Agency Obligations (Amortized Cost $1,446,546)		1,576,802

	Shares	Value
SHORT TERM INVESTMENTS (1.4%)

Federal Treasury Obligation Money Market Fund, 7 Day Yield 0.409% (b)	169,581	169,581

Total Short Term Investments (Cost $169,581)		169,581

Total Investments (99.4%)(Cost $15,076,633)		11,881,381

Total Other Assets in Excess of Liabilities (0.6%)		69,260

Total Net Assets (100.0%)		$11,950,641

(a) Non-income Producing Security.

(b) Investment in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

Common Abbreviations:

ADR - American Depositary Receipt.

S.A. de C.V . - A variable capital company.

SCHEDULE of INVESTMENTS (Unaudited)
CORNERCAP SMALL-CAP VALUE FUND	December 31, 2008

	Shares	Value
COMMON STOCKS (98.1%)

Aerospace & Defense (2.4%)
Esterline Technologies Corp.(a)	7,130	$270,156

Auto Parts & Equipment (1.1%)
ArvinMeritor, Inc.	44,120	125,742

Banks (0.0%) (b)
Washington Federal, Inc.	1	15

Building Products (2.5%)
Apogee Enterprises, Inc.	26,850	278,166

Chemicals (7.9%)
CF Industries Holdings, Inc.	5,450	267,922
Olin Corp.	17,500	316,399
OM Group, Inc.(a)	13,970	294,907
		879,228
Coal (2.1%)
Alpha Natural Resources, Inc.(a)	14,120	228,603

Commercial Services & Supplies (4.7%)
Heidrick & Struggles International, Inc.	12,300	264,942
Korn/Ferry International(a)	22,250	254,095
		519,037
Diversified Machinery (9.4%)
Cascade Corp.	8,650	258,289
Chart Industries, Inc.(a)	24,380	259,159
Crane Co.	14,195	244,722
Wabtec Corp.	7,000	278,250
		1,040,420
Electronic Equipment & Instruments (5.6%)
CTS Corp.	30,320	167,063
Fushi Copperweld, Inc.(a)	62,020	326,845
Technitrol, Inc.	35,790	124,549
		618,457
Electronics (1.5%)
TTM Technologies, Inc.(a)	33,000	171,930

Engineering & Construction (2.4%)
KHD Humboldt Wedag International Ltd.(a)	23,600	263,612

Food (3.4%)
Gruma, S.A.B. de C.V. (ADR)(a)	47,270	94,540
Sanderson Farms, Inc.	8,160	282,010
		376,550
Forest Products & Paper (1.5%)
Buckeye Technologies, Inc.(a)	45,050	163,982

Health Care Providers & Services (4.9%)
Kinetic Concepts, Inc.(a)	13,880	266,218
Lincare Holdings, Inc.(a)	10,220	275,225
		541,443
Household Durables (2.4%)
Helen of Troy Ltd.(a)	15,230	264,393

Insurance (12.3%)
Assured Guaranty Ltd.	25,400	289,560
Hallmark Financial Services, Inc.(a)	29,400	257,838
HCC Insurance Holdings, Inc.	10,257	274,375
The Navigators Group, Inc.(a)	4,790	263,019
SeaBright Insurance Holdings, Inc.(a)	23,870	280,234
		1,365,026
Metal Fabrication (2.8%)
Haynes International, Inc.(a)	12,480	307,258

Miscellaneous Manufacturers (2.4%)
EnPro Industries, Inc.(a)	12,420	267,527

Oil & Gas (7.8%)
Basic Energy Services, Inc.(a)	21,650	282,316
Helmerich & Payne, Inc.	12,710	289,152
Unit Corp.(a)	10,790	288,308
		859,776
Oil & Gas Services (2.7%)
Oceaneering International, Inc.(a)	10,190	296,937

Retail (6.5%)
Fred’s, Inc.	30,330	326,351
Regis Corp.	20,240	294,087
Ruby Tuesday, Inc.(a)	63,640	99,278
		719,716
Telecommunications (9.3%)
Harmonic, Inc.(a)	35,610	199,772
Plantronics, Inc.	17,400	229,680
Sierra Wireless, Inc.(a)	48,670	283,747
Syniverse Holdings, Inc.(a)	26,990	322,261
		1,035,460
Trucking (2.5%)
Arkansas Best Corp.	9,340	281,227

Total Common Stocks (Cost $16,615,999)		10,874,661

	Shares	Value
SHORT TERM INVESTMENTS (4.6%)

Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.409% (c)	505,129	505,129

Total Short Term Investments (Cost $505,129)		505,129

Total Investments (102.7%) (Cost $17,121,128)		11,379,790

Total Liabilities in Excess of Other Assets (-2.7%)		(293,971)

Total Net Assets (100.0%)		$11,085,819

(a) Non-income Producing Security.

(b) Less than 0.05% of net assets

(c) Investment in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

Common Abbreviations:

ADR - American Depositary Receipt.

S.A.B.  de C.V . - A variable capital company.

SCHEDULE of INVESTMENTS (Unaudited)
CORNERCAP CONTRARIAN FUND	December 31, 2008

	Shares	Value
COMMON STOCKS (98.8%)

Aerospace & Defense (2.6%)
Goodrich Corp.	475	$17,585
LMI Aerospace, Inc.(a)	1,680	19,102
Spirit Aerosystems Holdings, Inc.(a)	1,655	16,831
Triumph Group, Inc.	615	26,112
		79,630
Apparel (2.4%)
Coach, Inc.(a)	1,150	23,885
Deckers Outdoor Corp.(a)	225	17,971
Hanesbrands, Inc.(a)	1,205	15,364
True Religion Apparel, Inc.(a)	1,140	14,182
		71,402
Auto Parts & Equipment (0.9%)
Autoliv, Inc.	725	15,558
WABCO Holdings, Inc.	635	10,027
		25,585
Banks (1.7%)
Banco Latinoamericano de Exportaciones S.A. - Class E	2,100	30,156
Unibanco - Uniao de Bancos Brasileiros S.A. (GDR)	350	22,617
		52,773
Beverages (0.9%)
Constellation Brands, Inc. - Class A(a)	1,755	27,676

Biotechnology (1.2%)
Biogen Idec, Inc.(a)	420	20,005
Life Technologies Corp.(a)	755	17,599
		37,604
Chemicals (4.7%)
CF Industries Holdings, Inc.	300	14,748
FMC Corp.	400	17,892
Innophos Holdings, Inc.	975	19,315
Lubrizol Corp.	675	24,562
NewMarket Corp.	475	16,582
Olin Corp.	996	18,008
RPM International, Inc.	1,440	19,137
Terra Industries, Inc.	789	13,153
		143,397
Coal (0.7%)
Arch Coal, Inc.	585	9,530
Walter Industries, Inc.	680	11,907
		21,437
Commercial Services & Supplies (4.5%)
Brink’s Home Security Holdings, Inc.(a)	425	9,316
Dollar Financial Corp.(a)	2,155	22,197
Equifax, Inc.	605	16,045
McKesson Corp.	435	16,847
Rent-A-Center, Inc.(a)	1,231	21,727
Steiner Leisure Ltd.(a)	560	16,531
TeleTech Holdings, Inc.(a)	1,920	16,032
Total System Services, Inc.	1,145	16,030
		134,725

Computers (3.1%)
Computer Sciences Corp.(a)	690	24,246
Hewlett-Packard Co.	615	22,318
International Business Machines Corp.	190	15,990
Lexmark International, Inc.(a)	770	20,713
Western Digital Corp.(a)	993	11,370
		94,637
Containers & Packaging (0.5%)
Owens-Illinois, Inc.(a)	585	15,988

Diversified Financial Services (1.6%)
Encore Capital Group, Inc.(a)	1,855	13,356
Investment Technology Group, Inc.(a)	980	22,266
World Acceptance Corp.(a)	683	13,496
		49,118
Diversified Machinery (4.1%)
Altra Holdings, Inc.(a)	2,000	15,820
Chart Industries, Inc.(a)	1,125	11,959
Crane Co.	800	13,792
Cummins, Inc.	400	10,692
Gardner Denver, Inc.(a)	528	12,324
Snap-On, Inc.	470	18,509
The Manitowoc Co. Inc.	2,070	17,925
Terex Corp.(a)	460	7,967
Timken Co.	830	16,293
		125,281
Electric (0.5%)
NRG Energy, Inc.(a)	675	15,748

Electronic Equipment & Instruments (2.5%)
EnerSys, Inc.(a)	2,370	26,070
GrafTech International Ltd.(a)	1,455	12,106
Harman International Industries, Inc.	1,065	17,817
Insteel Industries, Inc.	1,860	20,999
		76,992
Electronics (2.4%)
Amphenol Corp.	650	15,587
AU Optronics Corp. (ADR)	2	15
Avnet, Inc.(a)	1,125	20,485
Multi-Fineline Electronix, Inc.(a)	1,640	19,172
Thomas & Betts Corp.(a)	745	17,813
		73,072
Engineering & Construction (2.5%)
EMCOR Group, Inc.(a)	860	19,290
Foster Wheeler Ltd.(a)	695	16,249
Michael Baker Corp.(a)	490	18,086
Perini Corp.(a)	905	21,159
		74,784
Entertainment (1.3%)
Bally Technologies, Inc.(a)	875	21,026
Speedway Motorsports, Inc.	1,055	16,996
		38,022
Food (0.6%)
Fresh Del Monte Produce, Inc.(a)	833	18,676

Food & Staples Retailing (0.6%)
Safeway, Inc.	700	16,639

Forest Products & Paper (1.2%)
Glatfelter	1,530	14,229
Rock-Tenn Co.	675	23,072
		37,301

Health Care Products (1.0%)
Cynosure, Inc.(a)	1,440	13,147
Kensey Nash Corp.(a)	880	17,081
		30,228
Health Care Providers & Services (4.7%)
Centene Corp.(a)	980	19,316
Cigna Corp.	750	12,638
Community Health Systems, Inc.(a)	1,175	17,132
Healthsouth Corp.(a)	995	10,905
Healthways, Inc.(a)	2,020	23,189
Kinetic Concepts, Inc.(a)	665	12,755
LifePoint Hospitals, Inc.(a)	1,035	23,638
Lincare Holdings, Inc.(a)	600	16,158
WellCare Health Plans, Inc.(a)	590	7,587
		143,318
Hotels, Restaurants & Leisure (0.6%)
Wyndham Worldwide Corp.	2,890	18,930

Household Durables (0.5%)
Blyth, Inc.	2,070	16,229

Household Products (1.2%)
Ennis, Inc.	1,560	18,892
Jarden Corp.(a)	1,630	18,745
		37,637
Insurance (5.7%)
Amerisafe, Inc.(a)	1,235	25,355
Assurant, Inc.	475	14,250
CNA Surety Corp.(a)	1,235	23,712
Hallmark Financial Services, Inc.(a)	3,000	26,309
HCC Insurance Holdings, Inc.	735	19,661
SeaBright Insurance Holdings, Inc.(a)	2,200	25,827
Torchmark Corp.	450	20,115
Unum Group	885	16,461
		171,690
Internet (2.9%)
Earthlink, Inc.(a)	3,015	20,381
eBay, Inc.(a)	1,175	16,403
eResearchTechnology, Inc.(a)	2,895	19,194
Expedia, Inc.(a)	1,970	16,233
thinkorswim Group, Inc.(a)	2,525	14,191
United Online, Inc.	1	5
		86,407
Investment Companies (0.7%)
Apollo Investment Corp.	2,115	19,691

Iron & Steel (2.1%)
ArcelorMittal	485	11,926
Gerdau Ameristeel Corp.	1,912	11,587
Gerdau S.A. (ADR)	2,505	16,533
Ternium S.A. (ADR)	764	6,547
United States Steel Corp.	435	16,182
		62,775
Materials & Construction (0.6%)
Comfort Systems USA, Inc.	1,710	18,126

Media (0.5%)
Gannett Co., Inc.	2,035	16,280

Mining (1.1%)
Freeport-McMoRan Copper & Gold, Inc. - Class B	563	13,760

Joy Global, Inc.	795	18,198
		31,958
Miscellaneous Manufacturers (3.0%)
Acuity Brands, Inc.	520	18,153
AZZ, Inc.(a)	575	14,433
Ceradyne, Inc.(a)	550	11,171
Cooper Industries Ltd.	610	17,830
EnPro Industries, Inc.(a)	900	19,385
Textron, Inc.	685	9,501
		90,473
Office Furnishings (1.0%)
Knoll, Inc.	1,235	11,140
Xerox Corp.	2,215	17,654
		28,794
Oil & Gas (8.0%)
Apache Corp.	310	23,105
Chevron Corp.	185	13,684
ConocoPhillips	270	13,986
Energen Corp.	500	14,665
ENI S.p.A. (ADR)	445	21,280
ENSCO International, Inc.	375	10,646
Mariner Energy, Inc.(a)	1,110	11,322
National Oilwell Varco, Inc.(a)	540	13,198
Noble Corp.	800	17,648
St. Mary Land & Exploration Co.	618	12,552
Stone Energy Corp.(a)	583	6,425
Swift Energy Co.(a)	690	11,599
Tesoro Corp.	1,585	20,874
Unit Corp.(a)	375	10,020
Valero Energy Corp.	1,050	22,722
W&T Offshore, Inc.	1,189	17,026
		240,752
Oil & Gas Services (3.7%)
BJ Services Co.	2,015	23,514
Halliburton Co.	1,000	18,180
Helix Energy Solutions Group, Inc.(a)	865	6,263
Matrix Service Co.(a)	1,455	11,160
Oceaneering International, Inc.(a)	775	22,584
Oil States International, Inc.(a)	575	10,747
Superior Energy Services, Inc.(a)	1,140	18,160
		110,608
Pharmaceuticals (2.0%)
AstraZeneca PLC (ADR)	415	17,028
Herbalife Ltd.	610	13,225
King Pharmaceuticals, Inc.(a)	1,495	15,877
Pfizer, Inc.	820	14,522
		60,652
Retail (5.5%)
America’s Car-Mart, Inc.(a)	1,220	16,848
Big Lots, Inc.(a)	810	11,737
CEC Entertainment, Inc.(a)	775	18,795
Fuqi International, Inc.(a)	2,990	18,717
The Gap, Inc.	1,435	19,215
Guess?, Inc.	965	14,813
Joseph A. Bank Clothiers, Inc.(a)	705	18,436
Limited Brands, Inc.	1,355	13,604
Nu Skin Enterprises, Inc.	1,680	17,522
RadioShack Corp.	1,280	15,283
		164,970

Semiconductors (1.0%)
MEMC Electronic Materials, Inc.(a)	895	12,781
Skyworks Solutions, Inc.(a)	3,175	17,590
		30,371
Software (1.9%)
American Reprographics Co.(a)	2,000	13,800
CSG Systems International, Inc.(a)	905	15,810
JDA Software Group, Inc.(a)	1,335	17,529
Take-Two Interactive Software, Inc.	1,500	11,340
		58,479
Telecommunications (5.0%)
Amdocs Ltd.(a)	915	16,736
CenturyTel, Inc.	630	17,218
Corning, Inc.	1,610	15,343
Harris Corp.	490	18,645
Premiere Global Services, Inc.(a)	1,610	13,862
Syniverse Holdings, Inc.(a)	1,880	22,447
Turkcell Iletisim Hizmetleri A.S.(ADR)	1,750	25,515
Windstream Corp.	2,195	20,193
		149,959
Toys, Games, & Hobbies (0.5%)
JAKKS Pacific, Inc.(a)	795	16,401

Transportation (3.3%)
Diana Shipping, Inc.	1,845	23,542
Knightsbridge Tankers Ltd.	1,200	17,580
Overseas Shipholding Group, Inc.	420	17,686
Ryder System, Inc.	427	16,559
Tidewater, Inc.	600	24,162
		99,529
Trucking (0.6%)
Textainer Group Holdings Ltd.	1,775	18,815

Water (0.6%)
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	800	19,368

Wholesale Distribution (0.6%)
WESCO International, Inc.(a)	925	17,788

Total Common Stocks (Cost $4,134,418)		2,990,715

	Shares	Value
SHORT TERM INVESTMENTS (1.7%)

Federal Treasury Obligation Money Market Fund, 7 Day Yield 0.409% (b)	51,738	51,738

Total Short Term Investments (Cost $51,738)		51,738

Total Investments (100.5%) (Cost $4,186,156)		3,042,453

Total Liabilities in Excess of Other Assets (-0.5%)		(14,531)

Total Net Assets (100.0%)		$3,027,922

(a) Non-income Producing Security.

(b) Investment in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

Common Abbreviations:

ADR - American Depositary Receipt.

A.S. - Aktieselskab is the Danish term for a stock-based corporation.

GDR - Global Depositary Receipt.

S.A.- Generally designates corporations in various countries, mostly those employing the civil law.

S.p.A. - Societa` Per Azioni is an Italian shared company.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

1. ORGANIZATION

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Funds is to obtain capital appreciation and current income. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

2. SIGNIFICANT ACCOUNTING POLICIES

A. Security Valuation — Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included on such System are valued at the mean of the quoted bid and asked prices on the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by CornerCap Investment Counsel (the “Advisor”) under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

B. Security Transactions Investment Income and Other — Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C. Federal Income Taxes — It is the policy of each Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

D. Distributions to Shareholders — Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

E. Accounting Estimates — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Fair Value Measurements — The Fund’s adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on April 1, 2008.  FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — Quoted prices in active markets for identical investments

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008.

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(a)

CornerCap Balanced Fund
Level 1 — Quoted Prices	$6,359,991	—
Level 2 — Other Significant Observable Inputs	5,521,390	—
Level 3 — Significant Unobservable Inputs	0	—
Total	$11,881,381	—

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(a)

CornerCap Small-Cap Value Fund
Level 1 — Quoted Prices	$11,379,790	—
Level 2 — Other Significant Observable Inputs	0	—
Level 3 — Significant Unobservable Inputs	0	—
Total	$11,379,790	—

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(a)

CornerCap Contrarian Fund
Level 1 — Quoted Prices	$3,042,453	—
Level 2 — Other Significant Observable Inputs	0	—
Level 3 — Significant Unobservable Inputs	0	—
Total	$3,042,453	—

(a)   Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the period ended December 31, 2008, the Fund’s did not have significant unobservable inputs (Level 3) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purpose, including short-term securities at December 31, 2008, were as follows:

	CornerCap	CornerCap	CornerCap
	Balanced	Small-Cap	Contrarian
	Fund	Value Fund	Fund
Gross appreciation (excess of value over tax cost)	$648,104	$548,638	$163,181
Gross depreciation (excess of tax cost over value)	(3,843,356)	(6,289,976)	(1,308,595)
Net unrealized depreciation	$(3,195,252)	$(5,741,338)	$(1,145,414)
Cost of investments for income tax purposes	$15,076,633	$17,121,128	$4,187,867

4. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities.”  FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Fund’s believe that the adoption of FAS 161 will have no material impact on financial statement disclosures.

Item 2.  Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer and
Chief Financial Officer

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer and
Chief Financial Officer

Date:	February 26, 2009

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